Note 8 - Loan Payable (Tables)	9 Months Ended	33 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Within one year	$139,642
$139,642

2012	$108,231
2013	87,303
195,534
Less: imputed interest	(17,978)

$177,556